Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000246121 [Member] | ARK 21Shares Active Bitcoin Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000246121 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000246122 [Member] | ARK 21Shares Active Bitcoin Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000246122 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246122 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000246122 [Member] | ARK 21Shares Active Ethereum Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000246122 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246122 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246486 [Member] | ARK 21Shares Active Bitcoin Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000246486 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246486 [Member] | ARK 21Shares Active Ethereum Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000246120 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246120 [Member] | Bitcoin Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000246120 [Member] | Micro Bitcoin Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000246487 [Member] | Ether Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000246487 [Member] | Micro Ether Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%